Class A Contingently Redeemable Preferred Units - Schedule of Class A Contingently Redeemable Preferred Units Issued and Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Temporary Equity, Carrying value	$ 54,105	$ 54,105
Class A Preferred Units [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized		1,167,418	702,493
Temporary Equity, Shares Issued		1,167,418	702,493
Temporary Equity, Shares Outstanding		1,167,418	702,493
Temporary Equity, Original Issuance Price		$ 46.35	$ 45.32
Temporary Equity, Carrying value		$ 54,105	$ 31,836
Temporary Equity, Accumulated Unpaid Dividends		9,253	3,209
Temporary Equity, Amount contingently redeemable		$ 63,358	$ 35,045